Share Based Payment - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, granted	0	121,232	0
Number of other equity instruments granted in share-based payment arrangement	0	121,232	0
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance	4,364,948	5,041,216	7,773,744
Number of options, granted	284,853	578,796	829,578
Number of options, Forfeited and expired	(163,251)	(89,567)	(178,993)
Number of options, Exercised	(394,872)	(1,165,497)	(3,383,113)
Number of other equity instruments granted in share-based payment arrangement	284,853	578,796	829,578
Number of options outstanding, ending balance	4,091,678	4,364,948	5,041,216
Number of options, exercisable	2,938,490	2,416,977	2,234,132
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average exercise price per share, Granted | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, Forfeited and expired | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, Exercised | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share outstanding, ending balance | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, ending balance | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance	12,668.6	15,813	18,502
Number of options, Exercised	(596)	(3,144.4)	(2,689)
Number of options outstanding, ending balance	12,072.6	12,668.6	15,813
Number of options, exercisable	12,072.6	12,668.6	15,813
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 2,229	$ 2,229	$ 2,229
Weighted average exercise price per share, Exercised | $ / shares	2,229	2,229	2,229
Weighted average exercise price per share outstanding, ending balance | $ / shares	2,229	2,229	2,229
Weighted average exercise price per share, ending balance | $ / shares	$ 2,229	$ 2,229	$ 2,229